Structured entities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about consolidated structured entities [abstract]
Summary of interests in unconsolidated structured entities and nature of interests	The nature and extent of the Barclays Bank Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2025
Assets
Trading portfolio assets	—	31,386	—	—	31,386
Financial assets at fair value through the income statement	79,052	—	—	629	79,681
Derivative financial instruments	—	—	6,257	—	6,257
Financial assets at fair value through other comprehensive income	—	—	—	3,655	3,655
Loans and advances at amortised cost	—	—	—	46,705	46,705
Debt securities at amortised cost	—	—	—	14,069	14,069
Reverse repurchase agreements and other similar secured lending	7,049	—	—	—	7,049
Other assets	—	—	—	—	—
Total assets	86,101	31,386	6,257	65,058	188,802
Liabilities
Derivative financial instruments	—	—	6,451	—	6,451

As at 31 December 2024
Assets
Trading portfolio assets	—	23,941	—	—	23,941
Financial assets at fair value through the income statement	87,546	—	—	1,268	88,814
Derivative financial instruments	—	—	6,540	—	6,540
Financial assets at fair value through other comprehensive income	—	—	—	4,852	4,852
Loans and advances at amortised cost	—	—	—	46,554	46,554
Debt securities at amortised cost	—	—	—	15,438	15,438
Reverse repurchase agreements and other similar secured lending	3,145	—	—	—	3,145
Other assets	—	—	—	—	—
Total assets	90,691	23,941	6,540	68,112	189,284
Liabilities
Derivative financial instruments	—	—	6,978	—	6,978
The Barclays Bank Group’s interests in structured entities not held for the purposes of short-term trading activities are set out below, summarised by the nature of the interest and limited to significant categories, based on maximum exposure to loss.

Nature of interest

	Multi-seller conduit programme	Lending	Other	Total	Of which: Barclays Bank Group owned, not consolidated entities[1]
	£m	£m	£m	£m	£m
As at 31 December 2025
Financial assets at fair value through the income statement	—	—	629	629	—
Financial assets at fair value through other comprehensive income	—	2,367	1,288	3,655	—
Loans and advances at amortised cost	9,697	37,008	—	46,705	—
Debt securities at amortised cost	—	—	14,069	14,069	—
Other assets	—	—	—	—	—
Total on-balance sheet exposures	9,697	39,375	15,986	65,058	—
Total off-balance sheet notional amounts	11,326	24,866	—	36,192	—
Maximum exposure to loss	21,023	64,241	15,986	101,250	—
Total assets of the entity	32,527	193,873	65,897	292,297	—

As at 31 December 2024
Financial assets at fair value through the income statement	—	—	1,268	1,268	—
Financial assets at fair value through other comprehensive income	—	3,206	1,646	4,852	—
Loans and advances at amortised cost	11,103	35,451	—	46,554	—
Debt securities at amortised cost	—	—	15,438	15,438	—
Other assets	—	—	—	—	—
Total on-balance sheet exposures	11,103	38,657	18,352	68,112	—
Total off-balance sheet notional amounts	11,530	25,733	—	37,263	—
Maximum exposure to loss	22,633	64,390	18,352	105,375	—
Total assets of the entity	41,431	199,000	52,369	292,800	—
Note
1    Comprises of Barclays Bank Group owned, not consolidated structured entities per IFRS 10 Consolidated Financial Statements. Refer to Note 31
Principal subsidiaries for more details on consolidation.